PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Composition of assets, grouped by major classifications, is as follows:

	December 31,
	2021	2020
Cost:
Land and buildings	$18,031	$15,762
Machinery and equipment	63,875	57,245
Motor vehicles	302	313
Office furniture and equipment	1,906	1,895
Software	2,123	2,048
	86,237	77,263

Less: Accumulated depreciation	55,775	51,526
Depreciated cost	$30,462	$25,737